Organization and Nature of Operations (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Organization and Nature of Operations (Details) [Line Items]
Incorporation date	Sep. 24, 2018
Equity ownership entity percentage	100.00%
Description of holding company	(i) 100% of the equity interests of Pingtan Comprehensive Experimental Zone Chuangkejin Enterprise Management Co., Ltd. (“CKJ”), a limited liability company established under the laws of the PRC on August 13, 2015, which was subsequently dissolved on November 1, 2018; (ii) 100% of the equity interests of Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”), a limited liability company established under the laws of the PRC on October 12, 2004; (iii) 100% of the equity interests of Yichang Yijia Fast Service Home Service Co., Ltd. (“YJJJ”), a limited liability company established under the laws of the PRC on April 24, 2015, which was subsequently dissolved on September 18, 2017; (iv) 67% of the equity interests of Pingtan Comprehensive Experimental Zone Yili Sending Co., Ltd. (“YLS”), a limited liability company established under the laws of the PRC on August 13, 2015, which was subsequently dissolved on April 26, 2020; (v) 67% of the equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”), a limited liability company established under the laws of the PRC on January 19, 2015; (vi) 67% of the equity interests of Fuzhou Yiyanbao Information Technology Co., Ltd. (“YYB”), a limited liability company established under the laws of the PRC on August 13, 2016; (vii) 51% of the equity interests of Fuzhou Yijia KuaiFu Investment Consulting Co., Ltd. (“YJZX”), a limited liability company established under the laws of the PRC on June 1, 2018, which was subsequently dissolved on December 11, 2018; and (viii) 51% of the equity interests of Yaxing Human Resource Management (Pingtan) Co., Ltd. (“HR”), a limited liability company established under the laws of the PRC on July 6, 2018. YYB and HR have not yet commenced operations.
Description of exclusive option agreements	Under the Exclusive Option Agreement among WFOE, E-Home Pingtan and its shareholders, dated February 22, 2019, and the Exclusive Option Agreement among WFOE, Fuzhou Bangchang and its shareholders, dated February 20, 2019, the shareholders irrevocably granted WFOE or any third party designated by WFOE an exclusive option to purchase all or part of their equity interests in E-Home Pingtan and Fuzhou Bangchang at a price of RMB 10; provided that if the lowest price permitted by applicable PRC laws is greater than RMB 10, then that price shall apply. The shareholders further agreed that they will neither create any pledge or encumbrance on their equity interests in E-Home Pingtan and Fuzhou Bangchang, nor transfer, gift or otherwise dispose of their equity interests in E-Home Pingtan and Fuzhou Bangchang to any person other than WFOE or its designated third party. The shareholders and E-Home Pingtan and Fuzhou Bangchang agreed that they will operate the businesses in the ordinary course and maintain the asset value of E-Home Pingtan and Fuzhou Bangchang and refrain from any actions or omissions that may affect their operating status and asset value. Furthermore, without WFOE’s prior written consent, the shareholders and E-Home Pingtan and Fuzhou Bangchang agreed not to, among other things: amend the articles of association of E-Home Pingtan and Fuzhou Bangchang; increase or decrease the registered capital of E-Home Pingtan and Fuzhou Bangchang; sell, transfer, mortgage or dispose of in any manner any material assets of E-Home Pingtan and Fuzhou Bangchang or legal or beneficial interest in the material business or revenues of E-Home Pingtan and Fuzhou Bangchang of more than RMB 10,000,000; enter into any major contracts, except for contracts in the ordinary course of business (a contract with a price exceeding RMB 500,000 shall be deemed a major contract); merge, consolidate with, acquire or invest in any person, or provide any loans; or distribute dividends.
Variable interest entity consolidated revenues percentage	100.00%	100.00%
Variable interest entity accounted percentage	79.00%	100.00%
Variable interest entity total assets percentage	117.00%	100.00%
E-Home Hong Kong [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity ownership entity percentage	100.00%